Financial Risk Management (Details 5) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Financial liabilities
- Bank overdrafts	₨ 951,504	$ 11,573	₨ 371,995	₨ 123,666
Fixed interest rate [member]
Financial assets
- Fixed deposits with banks	2,590,530		1,905,131
- Investment in debt securities	372,000		211,537
Financial liabilities
- Borrowings from banks	240,962		173,184
- Borrowings from others	4,773,718		4,781,393
Floating interest rate [member]
Financial liabilities
- Borrowings from banks	14,741,788		10,227,240
- Bank overdrafts	₨ 951,504		₨ 371,995